Financial Instruments - classification - Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Financial instruments
Assets	£ 694,235	£ 738,056	£ 738,056	£ 798,656
Financial Assets	694,235	738,056
Cash and balances at central banks
Financial instruments
Financial Assets	88,897	98,337
Trading assets
Financial instruments
Financial Assets	75,119	85,991
Derivatives
Financial instruments
Financial Assets	133,349	160,843
Settlement balances
Financial instruments
Financial Assets	2,928	2,517
Loans to banks - amortised cost
Financial instruments
Financial Assets	12,947	11,517
Items in course of collection from other banks	484	1,017
Loans to customers - amortised cost
Financial instruments
Financial Assets	305,089	310,116
Other financial assets
Financial instruments
Financial Assets	59,485	51,929
Intangible assets
Financial instruments
Financial Assets	6,616	6,543
Other assets
Financial instruments
Financial Assets	9,805	10,263
Financial Assets and Liabilities, Category
Financial instruments
Assets	16,421
Other financial assets
Financial instruments
Assets		16,806
Other financial assets | Intangible assets
Financial instruments
Assets	6,616	6,543
Other financial assets | Other assets
Financial instruments
Assets	9,805	10,263
Held-for-trading | Trading assets
Financial instruments
Financial Assets		85,991
Held-for-trading | Derivatives
Financial instruments
Financial Assets		157,876
Held-for-trading | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets		243,867
MFVPL | Trading assets
Financial instruments
Financial Assets	75,119
MFVPL | Derivatives
Financial instruments
Financial Assets	131,098
MFVPL | Other financial assets
Financial instruments
Financial Assets	1,638
MFVPL | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	207,855
DFV | Other financial assets
Financial instruments
Financial Assets		190
DFV | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets		190
Hedging derivatives | Derivatives
Financial instruments
Financial Assets	2,251	2,967
Hedging derivatives | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	2,251	2,967
AFS | Other financial assets
Financial instruments
Financial Assets		43,968
AFS | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets		43,968
FVOCI | Other financial assets
Financial instruments
Financial Assets	46,077
FVOCI | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	46,077
Amortised cost | Cash and balances at central banks
Financial instruments
Financial Assets	88,897
Amortised cost | Settlement balances
Financial instruments
Financial Assets	2,928
Amortised cost | Loans to banks - amortised cost
Financial instruments
Financial Assets	12,947
Amortised cost | Loans to customers - amortised cost
Financial instruments
Financial Assets	305,089
Amortised cost | Other financial assets
Financial instruments
Financial Assets	11,770
Amortised cost | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets	£ 421,631
Loans and receivables | Cash and balances at central banks
Financial instruments
Financial Assets		98,337
Loans and receivables | Settlement balances
Financial instruments
Financial Assets		2,517
Loans and receivables | Loans to banks - amortised cost
Financial instruments
Financial Assets		11,517
Loans and receivables | Loans to customers - amortised cost
Financial instruments
Financial Assets		310,116
Loans and receivables | Other financial assets
Financial instruments
Financial Assets		3,643
Loans and receivables | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets		426,130
Held-to-maturity | Other financial assets
Financial instruments
Financial Assets		4,128
Held-to-maturity | Financial Assets and Liabilities, Category
Financial instruments
Financial Assets		£ 4,128